THE ARBITRAGE EVENT-DRIVEN FUND
THE ARBITRAGE EVENT-DRIVEN FUN SUMMARY SECTION
Investment Objective
The Fund seeks to achieve capital growth.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Purchase Shares – Front-End Sales Charges – Class A Shares” on page 43 of this Prospectus and in “Purchase, Redemption, and Pricing of Shares” on page 53 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		THE ARBITRAGE EVENT-DRIVEN FUND Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	[1]	none
Sales Charge (Load) Imposed on Reinvested Dividends		none
Redemption Fee	[2][3]	2.00%
Exchange Fee (as a percentage of amount exchanged within 30 days of purchase)		2.00%
[1]	A deferred sales charge of up to 1.00% will be imposed on purchases of $500,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within eighteen months of purchase.
[2]	The redemption fee does not apply to purchases of $500,000 or more of Class A shares which are subject to a contingent deferred sales charge.
[3]	(as a percentage of amount redeemed within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)font>
Annual Fund Operating Expenses		THE ARBITRAGE EVENT-DRIVEN FUND Class A Shares
Management Fees		1.25%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	1.17%
Dividend and Interest Expense on Short Positions	[2]	0.49%
All Remaining Other Expenses		0.68%
Total Annual Fund Operating Expenses		2.67%
Fee Waiver	[3]	(0.49%)
Total Annual Fund Operating Expenses After Fee Waiver		2.18%
[1]	Other Expenses are based on Class R expenses as stated in the Prospectus for Class R, Class I and Class C shares dated October 1, 2012.
[2]	The Fund is obligated to pay any interest incurred or dividend declared during the period in which the Fund maintains the short position to the lender from which the Fund borrowed the security and the Fund is obligated to record the payment of the accrued interest or dividend as an expense. These expenses are not fees charged to shareholders but are expenses paid by the Fund that are similar to finance charges that the Fund incurs in borrowing transactions. The Fund may be subject to additional expenses related to short sales (for example, costs of borrowing and margin account maintenance costs).
[3]	The Fund has entered into an Expense Waiver and Reimbursement Agreement with the Fund's investment adviser so that total annual operating expenses of the Fund, not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses, do not exceed 1.69% of the Fund's average daily net assets allocable to the Class A shares. The agreement remains in effect until August 31, 2015, and thereafter continues until either party terminates it upon not less than five days' notice by sending a written notice to the other party. The adviser may recoup any waived amount from the Fund pursuant to the agreement, if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the expense was waived.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver for the first year and equal to Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
THE ARBITRAGE EVENT-DRIVEN FUND Class A Shares	539	1,082	1,651	3,191

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 490% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in equity and debt securities (including high yield-bonds commonly known as “junk bonds”) of companies whose prices we believe are or will be impacted by a corporate event. Specifically, the Fund employs investment strategies designed to capture price movements generated by publicly announced corporate events such as investing in securities of companies involved in mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations (referred to as “event-driven opportunities”). The Fund may invest in both U.S. and foreign securities, and may invest in securities of companies of any size capitalization and in debt securities of any maturity.

In order to achieve its investment objective, the Fund may utilize investment strategies such as merger arbitrage, convertible arbitrage and capital structure arbitrage in order to profit from event driven opportunities. These investment strategies are described more fully below.

Merger Arbitrage: Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The most common merger arbitrage activity, and the approach the Fund generally uses, involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Fund’s investment adviser may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company’s common stock and/or other securities may be sold short.

Convertible Arbitrage: Convertible arbitrage is a specialized strategy that seeks to profit from mispricings between a firm’s convertible securities and its underlying equity. The most common convertible arbitrage approach, and the strategy the Fund generally uses when it believes that the common stock is overvalued in relation to the convertible securities, matches a long position in the convertible security with a short position in the underlying common stock. The Fund seeks to purchase convertible securities at discounts to their expected future values and sell short shares of the underlying common stock in order to mitigate equity market movements. As stock prices rise and the convertible security becomes more equity sensitive, the Fund will sell short additional common shares in order to maintain the relationship between the convertible and the underlying common stock. As stock prices fall, the Fund will typically buy back a portion of shares which it had sold short. Positions are typically designed to earn income from coupon or dividend payments, and from the short sale of common stock.

Capital Structure Arbitrage: Capital structure arbitrage seeks to profit from relative pricing discrepancies between related debt and/or equity securities. For example, when the Fund believes that unsecured securities are overvalued in relation to senior secured securities, the Fund may purchase a senior secured security of an issuer and sell short an unsecured security of the same issuer. In this example the trade would be profitable if credit quality spreads widened or if the issuer went bankrupt and the recovery rate for the senior debt was higher. Another example might involve the Fund purchasing one class of common stock while selling short a different class of common stock of the same issuer. It is expected that, over time, the relative mispricing of the securities will disappear, at which point the position will be liquidated.

The Fund generally engages in active and frequent trading of portfolio securities to achieve its principal investment objective. The Fund will sell or cover a security when the securities of the companies involved in the transaction do not meet the Fund’s expected return criteria when gauged by prevailing market prices and the relative risks of the situation.
Principal Risks
As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money. The principal risks of investing in the Fund are as follows:

Merger Arbitrage Risks: The principal risk associated with the Fund’s merger arbitrage investment strategy is that the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case the Fund may realize losses.

Convertible Security Risks: Convertible securities generally offer lower interest or dividend yields than non- convertible securities of similar quality. Because convertible securities are higher in the firm’s capital structure than equity, convertible securities are generally not as risky as the equity securities of the same issuer. However, convertible securities may gain or lose value due to changes in interest rates and other general economic conditions, industry fundamentals, market sentiment and changes in the issuer’s operating results, financial statements and credit ratings.

Short Sale Risks: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. These expenses may negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

Credit Risks: The Fund may invest in convertible and non-convertible debt securities, including high yield fixed income securities, also known as “junk bonds”. Investments in junk bonds are subject to greater credit risks than securities with credit ratings above investment grade and have a greater risk of default than investment grade debt securities. Junk bonds are less sensitive to interest rate changes than higher quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments.

Interest Rate Risks: Prices of debt securities and preferred stocks tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect prices of these securities and, accordingly, the Fund’s share price.

Foreign Securities Risks: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in U.S. investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

High Portfolio Turnover Risks: The Fund’s investment strategies may result in high portfolio turnover rates. This may increase the Fund’s brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains which could cause you to pay higher taxes.
Performance Information
The following information provides some indication of the risks and variability of investing in the Fund by showing how the Fund’s performance has varied over time. Class A shares of the Fund are expected to commence operations on May 31, 2013. The performance shown reflects the performance of the Fund’s Class R shares before and after taxes and the Fund’s Class I shares before taxes, as reported in the separate Prospectus for Class R, Class I, and Class C shares, dated October 1, 2012. If Class A shares of the Fund had been available during periods prior to May 31, 2013, the performance shown may have been different. Performance for the Class A shares of the Fund will be available once the class has been in operation for one calendar year. Updated performance information is available on the Fund’s website (http://www.arbitragefunds.com).
The bar chart and performance table shown below depict the performance of the Fund’s Class R shares for the periods indicated and show how the Fund’s average annual total returns compare with those of a broad measure of market performance. The performance table includes the performance of the Fund’s Class I shares before taxes. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Year-by-Year Total Returns through December 31, 2011 – Class R Shares

During the period shown in the bar chart, the highest return for a quarter was 5.81% during the quarter ended December 31, 2011 and the lowest return for a quarter was -4.29% during the quarter ended September 30, 2011. The results shown in the bar chart above and best and worst quarterly returns do not reflect a sales charge. If they did, the returns would have been lower.

The year-to-date return of the Fund’s Class R shares through June 30, 2012 is 0.62%.

While the Class A shares would have substantially similar annual returns to the Class R shares because the shares are invested in the same portfolio of securities, the performance of Class A shares will differ from that shown above since the Classes do not have the same expenses or inception dates.
Average Annual Total Returns for Periods Ended December 31, 2011
The table below shows how the Fund’s average annual total returns for Class R shares and Class I shares compare with those of the Barclays Capital U.S. Aggregate Bond Index. Average annual returns for Class A shares will not be shown until the class has been in operation for one full calendar year. The average annual total returns below do not reflect a sales charge, and would be lower if they did. The table also presents the impact of taxes on the returns of the Fund’s Class R shares. After tax returns are shown for Class R shares only and after-tax returns for Class I and Class A shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. Return after taxes on distributions measures the effect of taxable distributions, but assumes the underlying shares are held for the entire period. Return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the underlying shares were purchased at the beginning and sold at the end of the period (for purposes of the calculation, it is assumed that income dividends and capital gain distributions are reinvested at net asset value and that the entire account is redeemed at the end of the period, including reinvested amounts). The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes or its returns after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.
Average Annual Total Returns THE ARBITRAGE EVENT-DRIVEN FUND	One Year	Since Inception		Inception Date
Class R	3.28%	3.94%	[1]	Oct. 01, 2010
Class R Return After Taxes on Distributions	1.09%	1.86%	[1]	Oct. 01, 2010
Class R Return After Taxes on Distributions and Sale of Fund Shares	2.12%	2.15%	[1]	Oct. 01, 2010
Class I	3.49%	4.22%	[1]	Oct. 01, 2010
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	0.06%	[1]	Oct. 01, 2010
[1]	The inception date for Class R shares and Class I shares is October 1, 2010. Performance for the Class A shares of the Fund will be available once the class has been in operation for one calendar year. The "Since Inception" return reflected for the Barclays Capital U.S. Aggregate Bond Index is based on the inception date for Class R and Class I shares.